SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 15. SUBSEQUENT EVENTS

On August 2, 2024, the Company entered into warrant exercise agreements with three existing accredited investors to exercise certain outstanding warrants to purchase an aggregate of 1,041,667 of the Company’s shares of Common Stock (the “Existing Warrants”). In consideration for the immediate exercise in full of the Existing Warrants for gross cash proceeds of approximately $1,302,083, the exercising holders received in a private placement new unregistered warrants (the “New Warrants”) to purchase up to an aggregate of 1,302,082 shares of Common Stock (equal to 125% of the shares of Common Stock issued in connection with the exercise of the Existing Warrants) with an exercise price of $1.50 per share and are initially exercisable on the date that stockholder approval of the exercise of the New Warrants is obtained and will expire five years from the date of such approval. In connection with the exercise of the Existing Warrants, the Company agreed to reduce the exercise price of the Existing Warrants from $1.64 to $1.25 per share. The exercise of the Existing Warrants and the issuance of the New Warrants occurred on August 5, 2024.

On August 2, 2024, the Company also entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor (the “Purchaser”), pursuant to which the Company issued to the Purchaser, (i) in a registered direct offering, 360,000 shares of Common Stock, and (ii) in a concurrent private placement, warrants (the “Private Warrants”) to purchase an aggregate of 450,000 shares of Common Stock (the “Private Warrant Shares”), with an exercise price of $1.50 (collectively, the “Offering”). The Company received aggregate gross proceeds from the Offering of approximately $450,000, before deducting fees payable to the placement agent and other estimated offering expenses payable by the Company.

Note 15. SUBSEQUENT EVENTS

On March 8, 2024, the Company issued to certain investors, (i) in a registered direct offering, 1,600,000 shares of the Company’s common stock and (ii) in a concurrent private placement, warrants to purchase an aggregate of 1,600,000 shares of Common Stock, with an exercise price of $1.64 (collectively, the “Transaction”), which Transaction constitutes a Dilutive Issuance under the terms of the Warrants.

Section 3(b) of the Warrants provides that in the event of a Dilutive Issuance, the Exercise Price of the Warrants shall be reduced and only reduced to equal the effective price per share of the Dilutive Issuance (the “Base Share Price”) and the number of Warrant Shares issuable thereunder shall be increased such that the aggregate Exercise Price payable pursuant to the Warrant, after taking into account the decrease in the Exercise Price, shall be equal to the aggregate Exercise Price prior to such adjustment, provided that the Base Share Price shall not be less than $3.0625 (50% of the public offering price of the Units sold in the Company’s initial public offering) (subject to adjustment for reverse and forward stock splits, recapitalizations and similar transactions).

The effect of the Transaction is such that the Exercise Price of the Warrants shall be reduced to $3.0625 per share. The new number of Warrant Shares is calculated by dividing (x) the number of Warrant Shares underlying the Warrant immediately prior to the Transaction multiplied by the Exercise Price in effect immediately prior to the Transaction, by (y) $3.0625. The calculations will be made to the nearest cent or the nearest 1/100th of a share.

As of March 8, 2024 and prior to the Transaction, there were Tradeable Warrants to purchase up to an aggregate of 1,601,258 shares of common stock outstanding and Non-Tradeable Warrants to purchase an aggregate of up to 2,704,554 shares of common stock outstanding.